Employee benefits plan	12 Months Ended
Dec. 31, 2022
Compensation Related Costs [Abstract]
Employee benefits plan

Note 15—Employee benefits plan

Employees are offered the opportunity to participate in the Company’s 401(k) Plan, which is intended to be a tax-qualified defined contribution plan under Section 401(k) of the Internal Revenue Code. Eligible employees may contribute up to $20,500 of their salary to the 401(k) Plan annually during the year ended December 31, 2022 and up to $19,500 during the year ended December 31, 2021. The Company’s contributions to the 401(k) Plan were $0.3 million and $0.5 million for the years ended December 31, 2022 and 2021, respectively.